Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Sound Shore Fund, Inc.
Entity Central Index Key	0000764157
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000135035
Shareholder Report [Line Items]
Fund Name	Sound Shore Fund
Class Name	Institutional
Trading Symbol	SSHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

Additional Information Phone Number	(800) 551-1980
Additional Information Website	https://soundshorefund.com/investor-resources-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference(a)	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.75%
Footnote	Description
Footnote(a)	Annualized for a period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

Stocks staged a powerful comeback in the second quarter of 2026. Propelled by a resurgence in the artificial intelligence (AI) trade, semiconductor, hardware, and memory chip makers saw triple-digit surges driven by massive data center infrastructure spending. Investor sentiment was further bolstered by a tentative ceasefire in the Iran war and the ensuing decline in oil prices, which eased inflationary fears. Combined with resilient corporate earnings and a stable U.S. labor market, equities shrugged off higher Treasury yields and hawkish comments from the new Federal Reserve Chair, Kevin Warsh. Our portfolio benefited from the AI wave as well, but our value discipline will steer us away from the most expensive parts of the market. Importantly, we had more breadth in our return than the indices. Financial, industrial and consumer stocks were some of our strongest contributors. Sound Shore’s long-term investment process looks forward to assess where a company’s normal earning power will be. This leads us to stocks with management teams employing strategies that are durable and have sustainable businesses we want to partner with in our portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Institutional Class	S&P 500® Index	Russell 1000® Value Index
6/16	$1,000,000	$1,000,000	$1,000,000
9/16	$1,068,441	$1,038,521	$1,034,805
12/16	$1,121,680	$1,078,236	$1,103,899
3/17	$1,173,091	$1,143,643	$1,139,974
6/17	$1,215,038	$1,178,961	$1,155,302
9/17	$1,251,734	$1,231,783	$1,191,297
12/17	$1,305,709	$1,313,632	$1,254,736
3/18	$1,271,408	$1,303,660	$1,219,186
6/18	$1,282,334	$1,348,426	$1,233,520
9/18	$1,354,526	$1,452,400	$1,303,876
12/18	$1,142,529	$1,256,037	$1,151,005
3/19	$1,278,625	$1,427,462	$1,288,372
6/19	$1,336,430	$1,488,897	$1,337,903
9/19	$1,304,000	$1,514,183	$1,356,039
12/19	$1,411,002	$1,651,518	$1,456,498
3/20	$999,777	$1,327,854	$1,067,176
6/20	$1,175,433	$1,600,639	$1,219,682
9/20	$1,258,013	$1,743,567	$1,287,896
12/20	$1,523,269	$1,955,379	$1,497,218
3/21	$1,696,416	$2,076,122	$1,665,728
6/21	$1,792,359	$2,253,607	$1,752,482
9/21	$1,799,181	$2,266,723	$1,738,813
12/21	$1,888,480	$2,516,678	$1,873,921
3/22	$1,871,213	$2,400,948	$1,860,099
6/22	$1,620,278	$2,014,369	$1,632,968
9/22	$1,494,201	$1,916,015	$1,541,237
12/22	$1,692,123	$2,060,886	$1,732,668
3/23	$1,715,956	$2,215,392	$1,750,101
6/23	$1,804,799	$2,409,065	$1,821,410
9/23	$1,769,843	$2,330,205	$1,763,764
12/23	$1,991,028	$2,602,644	$1,931,279
3/24	$2,331,507	$2,877,377	$2,104,816
6/24	$2,261,074	$3,000,637	$2,059,226
9/24	$2,413,551	$3,177,272	$2,253,409
12/24	$2,445,429	$3,253,818	$2,208,771
3/25	$2,399,159	$3,114,809	$2,255,945
6/25	$2,473,584	$3,455,644	$2,341,380
9/25	$2,684,651	$3,736,398	$2,466,170
12/25	$2,895,927	$3,835,600	$2,560,105
3/26	$2,796,630	$3,669,353	$2,613,864
6/26	$3,092,641	$4,227,116	$2,975,657

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Institutional Class	25.03%	11.53%	11.95%
S&P 500® Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell 1000 Value Index as a secondary benchmark
Updated Performance Information Location [Text Block]	Updated performance can be found at www.soundshorefund.com.
AssetsNet	$ 994,528,270
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,383,560
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$994,528,270
# of Portfolio Holdings	40
Portfolio Turnover Rate	59%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$3,383,560

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Table Summary
Value	Value
Common Stock	97.4%
Money Market Fund	2.6%

Sector Weightings

(% of total net assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.1)%
Consumer Staples	2.4%
Materials	3.0%
Energy	5.0%
Utilities	7.0%
Communication Services	7.5%
Consumer Discretionary	9.2%
Information Technology	10.7%
Financials	10.8%
Industrials	19.2%
Health Care	22.7%
Short-Term Investments	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

(% of total net assets)

Table Summary
Teva Pharmaceutical Industries, Ltd., ADR	4.3%
Southwest Airlines Co.	3.7%
Bank of America Corp.	3.5%
American Airlines Group, Inc.	3.1%
Smurfit Westrock PLC	3.0%
QUALCOMM, Inc.	2.9%
Elevance Health, Inc.	2.8%
The Walt Disney Co.	2.7%
Owens Corning	2.7%
Vistra Corp.	2.7%

C000012417
Shareholder Report [Line Items]
Fund Name	Sound Shore Fund
Class Name	Investor
Trading Symbol	SSHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

Additional Information Phone Number	(800) 551-1980
Additional Information Website	https://soundshorefund.com/investor-resources-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference(a)	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.95%
Footnote	Description
Footnote(a)	Annualized for a period less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

Stocks staged a powerful comeback in the second quarter of 2026. Propelled by a resurgence in the artificial intelligence (AI) trade, semiconductor, hardware, and memory chip makers saw triple-digit surges driven by massive data center infrastructure spending. Investor sentiment was further bolstered by a tentative ceasefire in the Iran war and the ensuing decline in oil prices, which eased inflationary fears. Combined with resilient corporate earnings and a stable U.S. labor market, equities shrugged off higher Treasury yields and hawkish comments from the new Federal Reserve Chair, Kevin Warsh. Our portfolio benefited from the AI wave as well, but our value discipline will steer us away from the most expensive parts of the market. Importantly, we had more breadth in our return than the indices. Financial, industrial and consumer stocks were some of our strongest contributors. Sound Shore’s long-term investment process looks forward to assess where a company’s normal earning power will be. This leads us to stocks with management teams employing strategies that are durable and have sustainable businesses we want to partner with in our portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Investor Class	S&P 500® Index	Russell 1000® Value Index
6/16	$10,000	$10,000	$10,000
9/16	$10,681	$10,385	$10,348
12/16	$11,208	$10,782	$11,039
3/17	$11,718	$11,436	$11,400
6/17	$12,130	$11,790	$11,553
9/17	$12,492	$12,318	$11,913
12/17	$13,026	$13,136	$12,547
3/18	$12,679	$13,037	$12,192
6/18	$12,783	$13,484	$12,335
9/18	$13,499	$14,524	$13,039
12/18	$11,379	$12,560	$11,510
3/19	$12,732	$14,275	$12,884
6/19	$13,301	$14,889	$13,379
9/19	$12,973	$15,142	$13,560
12/19	$14,030	$16,515	$14,565
3/20	$9,938	$13,279	$10,672
6/20	$11,678	$16,006	$12,197
9/20	$12,494	$17,436	$12,879
12/20	$15,122	$19,554	$14,972
3/21	$16,834	$20,761	$16,657
6/21	$17,778	$22,536	$17,525
9/21	$17,836	$22,667	$17,388
12/21	$18,712	$25,167	$18,739
3/22	$18,530	$24,009	$18,601
6/22	$16,038	$20,144	$16,330
9/22	$14,786	$19,160	$15,412
12/22	$16,734	$20,609	$17,327
3/23	$16,963	$22,154	$17,501
6/23	$17,835	$24,091	$18,214
9/23	$17,476	$23,302	$17,638
12/23	$19,649	$26,026	$19,313
3/24	$22,998	$28,774	$21,048
6/24	$22,295	$30,006	$20,592
9/24	$23,789	$31,773	$22,534
12/24	$24,085	$32,538	$22,088
3/25	$23,621	$31,148	$22,559
6/25	$24,344	$34,556	$23,414
9/25	$26,402	$37,364	$24,662
12/25	$28,469	$38,356	$25,601
3/26	$27,486	$36,694	$26,139
6/26	$30,367	$42,271	$29,757

Average Annual Return [Table Text Block]
Table Summary
	One Year	Five Year	Ten Year
Investor Class	24.74%	11.30%	11.75%
S&P 500® Index	22.32%	13.41%	15.51%
Russell 1000® Value Index	27.09%	11.17%	11.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell 1000 Value Index as a secondary benchmark
Updated Performance Information Location [Text Block]	Updated performance can be found at www.soundshorefund.com.
AssetsNet	$ 994,528,270
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,383,560
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$994,528,270
# of Portfolio Holdings	40
Portfolio Turnover Rate	59%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$3,383,560

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Table Summary
Value	Value
Common Stock	97.4%
Money Market Fund	2.6%

Sector Weightings

(% of total net assets)

Table Summary
Value	Value
Other Assets & Liabilities, Net	(0.1)%
Consumer Staples	2.4%
Materials	3.0%
Energy	5.0%
Utilities	7.0%
Communication Services	7.5%
Consumer Discretionary	9.2%
Information Technology	10.7%
Financials	10.8%
Industrials	19.2%
Health Care	22.7%
Short-Term Investments	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

(% of total net assets)

Table Summary
Teva Pharmaceutical Industries, Ltd., ADR	4.3%
Southwest Airlines Co.	3.7%
Bank of America Corp.	3.5%
American Airlines Group, Inc.	3.1%
Smurfit Westrock PLC	3.0%
QUALCOMM, Inc.	2.9%
Elevance Health, Inc.	2.8%
The Walt Disney Co.	2.7%
Owens Corning	2.7%
Vistra Corp.	2.7%